Operating Lease Assets - Schedule of Operating Lease Assets (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2008
Operating Lease Assets [Abstract]
Right-of-use (“ROU”) assets, gross		$ 603,942	$ 603,942
Change in right-of-use (“ROU”) assets, gross amount	$ 57,009	168,945	402,628
Change in right-of-use (“ROU”) assets, gross percentage				0.00%
Depreciation		(434,997)	(201,314)
Change in depreciation, amount	$ (111,936)	(603,942)	(603,942)	$ (233,683)
Change in depreciation, percentage	25.73%			11608.00%
Right-of-use (“ROU”) assets, net	$ 57,009	$ 168,945	$ 402,628
Change in right-of-use (“ROU”) assets, net amount	$ (111,936)			$ (233,683)
Change in right-of-use (“ROU”) assets, net percentage	66.26%			(5804.00%)